Segment Information	12 Months Ended
Mar. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION
22.	SEGMENT INFORMATION

The Group’s chief operating decision maker, who has been identified as the Company’s Chief Executive Officer, evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

The Group operates in two segments, Metal stamping and mechanical OEM segment and Electric OEM segment. The Metal stamping and mechanical OEM segment focus on manufacturing and sale of metal parts and components. The Electric OEM segment focuses on manufacturing and sale of plastic and electronic parts and components.

Corporate represented expenses that are not allocated to reportable segments and other corporate items.

A summary of the revenue from contracts with customers, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2022	2023	2024
	$	$	$
Revenue from contracts with customers:
Metal stamping and Mechanical OEM	7,213	6,654	3,474
Electric OEM	5,152	3,588	2,847

Total revenue from contracts with customers	12,365	10,242	6,321

Operating income (loss):
Metal stamping and Mechanical OEM	339	(212)	(895)
Electric OEM	307	(95)	(627)
Corporate	(79)	(170)	(109)

Total operating income (loss)	567	(477)	(1,631)

Depreciation expense:
Metal stamping and Mechanical OEM	95	137	89
Electric OEM	67	72	70

Total depreciation	162	209	159

Capital expenditure:
Metal stamping and Mechanical OEM	78	60	65
Electric OEM	56	32	53

Total capital expenditure	134	92	118

	As of March 31,
	2023	2024
	$	$
Total assets:
Metal stamping and Mechanical OEM	8,099	5,486
Electric OEM	5,696	5,770
Corporate	88	62

Total assets	13,883	11,318

	As of March 31,
	2023	2024
	$	$
Property, plant and equipment, net:
Metal stamping and Mechanical OEM	266	-
Electric OEM	135	-

Total property, plant and equipment, net	401	-

For the year ended March 31, 2024, the Group has recognized $190 and $145 impairment loss in Metal stamping and Mechanical OEM, and Electric OEM, respectively (2023: nil).

All of the Group’s sales are coordinated through its head office in Hong Kong. The Group considers revenues to be generated by geographic area based on the physical location of customers. the breakdown by geographic area is as follows:

	Year ended March 31,
	2022	2023	2024
	$	$	$
Revenue from contracts with customers:
Hong Kong and China	2,105	1,510	906
Europe	8,761	8,268	4,214
Other Asian countries	76	27	-
North America	1,423	437	1,201

Total revenue from contracts with customers	12,365	10,242	6,321

All of the Group’s property, plant and equipment are located in Hong Kong, China and Myanmar. The breakdown by geographic area is as follows:

	As of March 31,
	2023	2024
	$	$
Property, plant and equipment, net:
Hong Kong and China	110	-
Myanmar	291	-

Total property, plant and equipment, net	401	-

For the year ended March 31, 2024, the Group has recognized $106 and $229 impairment loss of property, plant and equipment in Hong Kong and China, and Myanmar respectively (2023: nil)